Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) January 31, 2022

PRINCIPAL AMOUNT		VALUE

Loan Assignments(a) 3.8%
Automotive 0.4%
$666,934	Tenneco, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.11%, due 10/1/2025	$658,704
Containers & Glass Products 0.3%
546,405	BWAY Holding Company, Term Loan B, (1M USD LIBOR + 3.25%), 3.35%, due 4/3/2024	540,854
Diversified Insurance 0.4%
658,279	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 10/1/2027	658,483
Electronics - Electrical 0.4%
748,125	Redstone Holdco 2 LP, Term Loan, (3M USD LIBOR + 4.75%), 5.50%, due 4/27/2028	692,764
Financial Intermediaries 0.2%
370,000	Asurion LLC, Second Lien Term Loan B4, (1M USD LIBOR + 5.25%), 5.36%, due 1/20/2029	370,233
Health Care 1.0%
1,798,449	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 3.75%, due 2/6/2024	1,732,806
Oil & Gas 0.2%
375,000	Ascent Resources - Utica, Second Lien Term Loan, (3M USD LIBOR + 9.00%), 10.00%, due 11/1/2025	403,125
Retailers (except food & drug) 0.6%
1,010,629	Great Outdoors Group, LLC, Term Loan B1, (3M USD LIBOR + 3.75%), 4.50%, due 3/6/2028	1,009,578
Utilities 0.3%
547,279	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.75%, due 11/9/2026	541,319	(b)
	Total Loan Assignments (Cost $6,595,278)	6,607,866
Corporate Bonds 142.9%
Advertising 1.0%
1,620,000	Cars.com, Inc., 6.38%, due 11/1/2028	1,684,800	(c)
Aerospace & Defense 2.9%
	TransDigm, Inc.
1,535,000	6.38%, due 6/15/2026	1,561,862
2,265,000	7.50%, due 3/15/2027	2,350,368
980,000	5.50%, due 11/15/2027	984,900
		4,897,130
Air Transportation 2.0%
515,000	Air Canada, 3.88%, due 8/15/2026	502,326	(c)(d)
300,000	American Airlines Group, Inc., 3.75%, due 3/1/2025	277,599	(c)(e)
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
810,000	5.50%, due 4/20/2026	829,237	(c)
1,085,000	5.75%, due 4/20/2029	1,110,769	(c)
665,000	VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, due 2/1/2030	660,844	(c)
		3,380,775
Auto Parts & Equipment 2.2%
540,000	Dana, Inc., 4.50%, due 2/15/2032	515,700
1,115,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	1,140,087	(c)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Goodyear Tire & Rubber Co.
$985,000	9.50%, due 5/31/2025	$1,049,025
455,000	5.00%, due 7/15/2029	455,228	(c)
167,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, due 5/15/2026	172,636	(c)
475,000	Tenneco, Inc., 7.88%, due 1/15/2029	504,764	(c)
		3,837,440
Automakers 2.5%
	Ford Motor Co.
600,000	9.63%, due 4/22/2030	843,000
760,000	4.75%, due 1/15/2043	776,750
1,860,000	7.40%, due 11/1/2046	2,459,850
225,000	Jaguar Land Rover Automotive PLC, 5.88%, due 1/15/2028	222,795	(c)
		4,302,395
Building & Construction 0.3%
	Shea Homes L.P./Shea Homes Funding Corp.
300,000	4.75%, due 2/15/2028	295,125	(c)
280,000	4.75%, due 4/1/2029	274,979	(c)
		570,104
Building Materials 2.4%
975,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	1,006,931	(c)
1,775,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	1,770,563	(c)(e)
1,370,000	Masonite Int'l Corp., 5.38%, due 2/1/2028	1,407,168	(c)
		4,184,662
Cable & Satellite Television 5.0%
	CSC Holdings LLC
430,000	7.50%, due 4/1/2028	444,508	(c)
535,000	6.50%, due 2/1/2029	556,988	(c)
4,720,000	5.75%, due 1/15/2030	4,447,562	(c)
880,000	4.63%, due 12/1/2030	783,200	(c)
	DISH DBS Corp.
595,000	7.75%, due 7/1/2026	612,320
90,000	5.25%, due 12/1/2026	87,300	(c)
505,000	7.38%, due 7/1/2028	488,007
710,000	5.13%, due 6/1/2029	619,475
540,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 9/15/2028	521,100	(c)
		8,560,460
Chemicals 4.4%
640,000	Hexion, Inc., 7.88%, due 7/15/2027	678,400	(c)
325,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	342,875	(c)
	NOVA Chemicals Corp.
65,000	5.00%, due 5/1/2025	65,520	(c)
1,171,000	5.25%, due 6/1/2027	1,182,394	(c)
	Olympus Water U.S. Holding Corp.
700,000	4.25%, due 10/1/2028	668,472	(c)
285,000	6.25%, due 10/1/2029	271,400	(c)
	SCIH Salt Holdings, Inc.
730,000	4.88%, due 5/1/2028	684,375	(c)
1,065,000	6.63%, due 5/1/2029	995,083	(c)(e)
400,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	401,000	(c)
635,000	Tronox, Inc., 4.63%, due 3/15/2029	610,531	(c)
1,655,000	WR Grace Holdings LLC, 5.63%, due 8/15/2029	1,597,075	(c)
		7,497,125
Consumer - Commercial Lease Financing 2.2%
715,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	765,386	(c)(f)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$2,732,508	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	$2,563,912	(c)(g)
530,000	World Acceptance Corp., 7.00%, due 11/1/2026	508,906	(c)
		3,838,204
Electric - Generation 4.1%
	Calpine Corp.
420,000	5.13%, due 3/15/2028	409,723	(c)
1,365,000	4.63%, due 2/1/2029	1,292,478	(c)
2,695,000	5.00%, due 2/1/2031	2,553,512	(c)
450,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	439,875	(c)
515,000	NRG Energy, Inc., 5.25%, due 6/15/2029	529,935	(c)
545,000	Vistra Corp., 7.00%, due 12/15/2026	542,275	(c)(f)(h)
1,240,000	Vistra Operations Co. LLC, 4.38%, due 5/1/2029	1,196,600	(c)
		6,964,398
Electric - Integrated 1.0%
	Talen Energy Supply LLC
370,000	10.50%, due 1/15/2026	171,939	(c)
670,000	7.25%, due 5/15/2027	600,092	(c)(e)
835,000	6.63%, due 1/15/2028	734,800	(c)
130,000	7.63%, due 6/1/2028	116,350	(c)
		1,623,181
Energy - Exploration & Production 6.1%
525,000	Antero Resources Corp., 5.38%, due 3/1/2030	543,270	(c)
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
810,000	7.00%, due 11/1/2026	808,987	(c)
365,000	9.00%, due 11/1/2027	485,450	(c)
455,000	8.25%, due 12/31/2028	476,613	(c)
600,000	5.88%, due 6/30/2029	579,000	(c)
635,000	Colgate Energy Partners III LLC, 5.88%, due 7/1/2029	645,319	(c)
	Comstock Resources, Inc.
662,000	6.75%, due 3/1/2029	681,059	(c)
505,000	5.88%, due 1/15/2030	501,894	(c)
	Hilcorp Energy I L.P./Hilcorp Finance Co.
520,000	6.25%, due 11/1/2028	539,500	(c)
338,000	5.75%, due 2/1/2029	344,760	(c)
373,000	6.00%, due 2/1/2031	378,595	(c)
335,000	Northern Oil and Gas, Inc., 8.13%, due 3/1/2028	349,238	(c)
	Occidental Petroleum Corp.
560,000	6.13%, due 1/1/2031	646,380	(e)
225,000	7.50%, due 5/1/2031	277,965
565,000	7.88%, due 9/15/2031	713,312
1,040,000	PDC Energy, Inc., 5.75%, due 5/15/2026	1,058,824
310,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	313,875	(c)
515,000	Southwestern Energy Co., 4.75%, due 2/1/2032	514,130
605,000	Tap Rock Resources LLC, 7.00%, due 10/1/2026	620,125	(c)
		10,478,296
Environmental 0.2%
405,000	GFL Environmental, Inc., 4.38%, due 8/15/2029	386,487	(c)
Food & Drug Retailers 0.5%
945,000	Arko Corp., 5.13%, due 11/15/2029	899,026	(c)
Food - Wholesale 3.4%
450,000	Kraft Heinz Foods Co., 4.88%, due 10/1/2049	510,962

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Performance Food Group, Inc.
$1,390,000	5.50%, due 10/15/2027	$1,422,053	(c)
525,000	4.25%, due 8/1/2029	492,613	(c)
	Post Holdings, Inc.
65,000	5.50%, due 12/15/2029	66,804	(c)
865,000	4.63%, due 4/15/2030	833,644	(c)
745,000	4.50%, due 9/15/2031	709,024	(c)
	U.S. Foods, Inc.
1,365,000	4.75%, due 2/15/2029	1,339,679	(c)
520,000	4.63%, due 6/1/2030	505,700	(c)
		5,880,479
Forestry & Paper 0.3%
605,000	Ahlstrom-Munksjo Holding 3 Oy, 4.88%, due 2/4/2028	583,099	(c)
Gaming 3.1%
1,225,000	Boyd Gaming Corp., 4.75%, due 12/1/2027	1,218,789
	Caesars Entertainment, Inc.
1,185,000	8.13%, due 7/1/2027	1,275,356	(c)
460,000	4.63%, due 10/15/2029	440,405	(c)
120,000	Everi Holdings, Inc., 5.00%, due 7/15/2029	119,400	(c)
	Scientific Games Int'l, Inc.
190,000	8.25%, due 3/15/2026	198,313	(c)
1,240,000	7.00%, due 5/15/2028	1,302,310	(c)
730,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	733,862	(c)
		5,288,435
Gas Distribution 13.6%
1,800,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, due 5/15/2026	1,935,000	(c)
	Buckeye Partners L.P.
910,000	4.13%, due 12/1/2027	890,954
460,000	5.85%, due 11/15/2043	420,831
785,000	Cheniere Energy Partners L.P., 4.50%, due 10/1/2029	802,443
2,455,000	CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	2,446,727	(c)
920,000	DCP Midstream LLC, 5.85%, due 5/21/2043	876,583	(c)(f)
305,000	DCP Midstream Operating L.P., 5.60%, due 4/1/2044	353,800
	EQM Midstream Partners L.P.
250,000	6.50%, due 7/1/2027	261,250	(c)
320,000	4.50%, due 1/15/2029	305,606	(c)
320,000	4.75%, due 1/15/2031	306,294	(c)
	EQT Midstream Partners L.P.
450,000	4.13%, due 12/1/2026	445,275
1,095,000	5.50%, due 7/15/2028	1,108,260
	Genesis Energy L.P./Genesis Energy Finance Corp.
165,000	6.50%, due 10/1/2025	161,449
270,000	6.25%, due 5/15/2026	259,200
275,000	8.00%, due 1/15/2027	276,755
	Global Partners L.P./GLP Finance Corp.
160,000	7.00%, due 8/1/2027	165,200
270,000	6.88%, due 1/15/2029	278,918
625,000	Harvest Midstream I L.P., 7.50%, due 9/1/2028	650,919	(c)
610,000	Howard Midstream Energy Partners LLC, 6.75%, due 1/15/2027	625,823	(c)
685,000	ITT Holdings LLC, 6.50%, due 8/1/2029	657,210	(c)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	New Fortress Energy, Inc.
$1,435,000	6.75%, due 9/15/2025	$1,359,662	(c)
1,770,000	6.50%, due 9/30/2026	1,654,950	(c)
	NuStar Logistics L.P.
400,000	5.75%, due 10/1/2025	417,500
355,000	6.00%, due 6/1/2026	372,349	(d)
435,000	5.63%, due 4/28/2027	445,331	(d)
550,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	567,946	(c)
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
585,000	5.75%, due 4/15/2025	522,423
345,000	8.50%, due 10/15/2026	353,522	(c)
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
375,000	7.50%, due 10/1/2025	394,406	(c)
500,000	6.00%, due 3/1/2027	508,710	(c)
525,000	5.50%, due 1/15/2028	501,900	(c)
405,000	6.00%, due 12/31/2030	386,775	(c)
350,000	6.00%, due 9/1/2031	333,445	(c)
	Venture Global Calcasieu Pass LLC
525,000	3.88%, due 8/15/2029	524,076	(c)
525,000	4.13%, due 8/15/2031	528,408	(c)
1,270,000	Western Midstream Operating L.P., 4.55%, due 2/1/2030	1,323,975	(i)
		23,423,875
Health Facilities 3.2%
	Acadia Healthcare Co., Inc.
470,000	5.50%, due 7/1/2028	474,404	(c)
270,000	5.00%, due 4/15/2029	265,950	(c)
	CHS/Community Health Systems, Inc.
227,000	8.00%, due 12/15/2027	240,620	(c)
530,000	6.88%, due 4/15/2029	524,037	(c)
1,115,000	6.13%, due 4/1/2030	1,061,709	(c)
455,000	5.25%, due 5/15/2030	453,043	(c)(j)
480,000	4.75%, due 2/15/2031	459,000	(c)
2,025,000	Tenet Healthcare Corp., 6.13%, due 10/1/2028	2,031,622	(c)
		5,510,385
Health Services 2.1%
925,000	DaVita, Inc., 4.63%, due 6/1/2030	899,923	(c)
745,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	387,400	(c)
819,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, due 2/1/2028	874,283	(c)
700,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	630,000	(c)(e)
320,000	U.S. Acute Care Solutions LLC, 6.38%, due 3/1/2026	321,600	(c)
550,000	Vizient, Inc., 6.25%, due 5/15/2027	563,750	(c)
		3,676,956
Hotels 1.1%
1,895,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	1,939,362	(c)
Insurance Brokerage 6.4%
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
2,215,000	6.75%, due 10/15/2027	2,189,262	(c)
365,000	5.88%, due 11/1/2029	357,700	(c)
780,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	763,425	(c)
	AssuredPartners, Inc.
1,515,000	7.00%, due 8/15/2025	1,512,727	(c)
815,000	5.63%, due 1/15/2029	757,657	(c)
550,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	524,425	(c)
2,605,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	2,644,075	(c)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	HUB Int'l Ltd.
$1,740,000	7.00%, due 5/1/2026	$1,786,110	(c)
480,000	5.63%, due 12/1/2029	471,600	(c)
		11,006,981
Investments & Misc. Financial Services 0.9%
1,275,000	Minerva Merger Sub, Inc., 6.50%, due 2/15/2030	1,271,812	(c)(j)
280,000	MoneyGram Int'l, Inc., 5.38%, due 8/1/2026	288,375	(c)
		1,560,187
Machinery 1.8%
630,000	Harsco Corp., 5.75%, due 7/31/2027	637,932	(c)
730,000	Terex Corp., 5.00%, due 5/15/2029	724,087	(c)
1,332,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	1,401,930	(c)
360,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	364,500	(c)
		3,128,449
Managed Care 2.1%
880,000	Molina Healthcare, Inc., 3.88%, due 5/15/2032	849,200	(c)
	MPH Acquisition Holdings LLC
620,000	5.50%, due 9/1/2028	595,355	(c)
2,345,000	5.75%, due 11/1/2028	2,109,867	(c)(e)
		3,554,422
Media Content 2.1%
1,070,000	Lions Gate Capital Holdings LLC, 5.50%, due 4/15/2029	1,063,441	(c)
	Sirius XM Radio, Inc.
1,855,000	5.50%, due 7/1/2029	1,925,091	(c)
690,000	3.88%, due 9/1/2031	638,250	(c)
		3,626,782
Medical Products 0.9%
	Mozart Debt Merger Sub, Inc.
625,000	3.88%, due 4/1/2029	602,313	(c)
955,000	5.25%, due 10/1/2029	928,737	(c)
		1,531,050
Metals - Mining Excluding Steel 3.4%
2,080,000	Century Aluminum Co., 7.50%, due 4/1/2028	2,204,800	(c)(e)
	First Quantum Minerals Ltd.
1,585,000	6.88%, due 3/1/2026	1,636,513	(c)
1,020,000	6.88%, due 10/15/2027	1,083,750	(c)
	Hudbay Minerals, Inc.
415,000	4.50%, due 4/1/2026	408,534	(c)
560,000	6.13%, due 4/1/2029	582,400	(c)
		5,915,997
Oil Field Equipment & Services 1.6%
840,000	Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, due 4/1/2028	843,327	(c)
635,000	Nabors Industries, Inc., 7.38%, due 5/15/2027	651,599	(c)
347,000	TechnipFMC PLC, 6.50%, due 2/1/2026	363,138	(c)
890,000	USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, due 4/1/2026	903,688
		2,761,752
Packaging 1.7%
525,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	522,375	(c)
410,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	392,575	(c)
1,270,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	1,311,275	(c)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$690,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	$711,666	(c)
		2,937,891
Personal & Household Products 0.5%
335,000	Diamond BC BV, 4.63%, due 10/1/2029	314,076	(c)
575,000	Energizer Holdings, Inc., 4.75%, due 6/15/2028	560,625	(c)
		874,701
Pharmaceuticals 1.2%
305,000	Bausch Health Cos., Inc., 5.25%, due 2/15/2031	242,782	(c)
335,000	Grifols Escrow Issuer SA, 4.75%, due 10/15/2028	332,970	(c)
590,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 4/30/2031	590,000	(c)
858,000	Valeant Pharmaceuticals Int'l, Inc., 6.13%, due 4/15/2025	874,516	(c)
		2,040,268
Rail 0.3%
525,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, due 6/15/2027	543,375	(c)
Real Estate Development & Management 2.4%
	Realogy Group LLC/Realogy Co-Issuer Corp.
505,000	7.63%, due 6/15/2025	535,704	(c)
675,000	9.38%, due 4/1/2027	730,823	(c)
1,646,000	5.75%, due 1/15/2029	1,616,866	(c)
1,225,000	5.25%, due 4/15/2030	1,172,937	(c)
		4,056,330
Real Estate Investment Trusts 9.4%
1,250,000	American Finance Trust, Inc./American Finance Operating Partner L.P., 4.50%, due 9/30/2028	1,212,500	(c)
	EPR Properties
430,000	4.50%, due 6/1/2027	443,598
535,000	4.95%, due 4/15/2028	562,805
305,000	3.75%, due 8/15/2029	298,258
	Hospitality Properties Trust
142,000	4.65%, due 3/15/2024	138,095
683,000	4.35%, due 10/1/2024	652,402
300,000	4.95%, due 2/15/2027	279,000	(e)
115,000	3.95%, due 1/15/2028	101,200
325,000	4.38%, due 2/15/2030	279,500
	Iron Mountain, Inc.
2,605,000	5.25%, due 3/15/2028	2,642,929	(c)
245,000	5.00%, due 7/15/2028	244,632	(c)
2,120,000	4.88%, due 9/15/2029	2,092,758	(c)
905,000	5.63%, due 7/15/2032	914,887	(c)
1,345,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	1,324,559
650,000	RLJ Lodging Trust L.P., 4.00%, due 9/15/2029	612,625	(c)
1,285,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	1,338,327	(c)
2,740,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	2,592,013	(c)
361,000	VICI Properties L.P./VICI Note Co., Inc., 4.25%, due 12/1/2026	365,061	(c)
		16,095,149
Recreation & Travel 5.7%
	Carnival Corp.
205,000	7.63%, due 3/1/2026	209,100	(c)
1,485,000	5.75%, due 3/1/2027	1,424,412	(c)
1,095,000	9.88%, due 8/1/2027	1,227,769	(c)
1,005,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, due 5/1/2025	1,035,150	(c)
900,000	Motion Bondco Designated Activity Co., 6.63%, due 11/15/2027	897,750	(c)(e)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$740,000	NCL Corp. Ltd., 5.88%, due 3/15/2026	$704,850	(c)
1,085,000	NCL Finance Ltd., 6.13%, due 3/15/2028	1,026,084	(c)
1,195,000	Royal Caribbean Cruises Ltd., 5.50%, due 4/1/2028	1,159,497	(c)
1,175,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,144,814	(c)
925,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	964,312	(c)
		9,793,738
Software - Services 2.4%
530,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	513,125	(c)
975,000	Endurance Acquisition Merger Sub, 6.00%, due 2/15/2029	867,750	(c)
645,000	Open Text Corp., 3.88%, due 12/1/2029	619,445	(c)
435,000	Open Text Holdings, Inc., 4.13%, due 12/1/2031	419,775	(c)
925,000	Presidio Holdings, Inc., 8.25%, due 2/1/2028	976,615	(c)
820,000	Rackspace Technology Global, Inc., 5.38%, due 12/1/2028	764,650	(c)(e)
		4,161,360
Specialty Retail 4.1%
	Asbury Automotive Group, Inc.
275,000	4.63%, due 11/15/2029	270,605	(c)
185,000	5.00%, due 2/15/2032	183,551	(c)
	Carvana Co.
1,045,000	5.63%, due 10/1/2025	991,423	(c)
2,110,000	5.50%, due 4/15/2027	1,965,254	(c)
865,000	4.88%, due 9/1/2029	768,890	(c)
640,000	Crocs, Inc., 4.13%, due 8/15/2031	571,200	(c)
	Gap, Inc.
265,000	3.63%, due 10/1/2029	246,503	(c)
310,000	3.88%, due 10/1/2031	287,686	(c)
645,000	L Brands, Inc., 6.63%, due 10/1/2030	692,208	(c)
720,000	LCM Investments Holdings II LLC, 4.88%, due 5/1/2029	693,454	(c)
365,000	Petsmart, Inc./Petsmart Finance Corp., 4.75%, due 2/15/2028	363,987	(c)
		7,034,761
Steel Producers - Products 1.0%
	Allegheny Technologies, Inc.
420,000	4.88%, due 10/1/2029	412,369	(e)
190,000	5.13%, due 10/1/2031	186,038	(e)
409,000	Joseph T Ryerson & Son, Inc., 8.50%, due 8/1/2028	440,697	(c)
670,000	TMS Int'l Corp., 6.25%, due 4/15/2029	646,550	(c)
		1,685,654
Support - Services 14.4%
830,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	786,761	(c)(e)
	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
565,000	4.63%, due 6/1/2028	542,507	(c)
415,000	4.63%, due 6/1/2028	392,270	(c)
	APX Group, Inc.
2,090,000	6.75%, due 2/15/2027	2,146,284	(c)
855,000	5.75%, due 7/15/2029	804,204	(c)
	Aramark Services, Inc.
1,660,000	6.38%, due 5/1/2025	1,720,175	(c)
630,000	5.00%, due 2/1/2028	625,275	(c)
1,405,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	1,405,000	(c)
530,000	Clarivate Science Holdings Corp., 4.88%, due 7/1/2029	504,825	(c)
880,000	Garda World Security Corp., 6.00%, due 6/1/2029	826,153	(c)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Hertz Corp.
$335,000	4.63%, due 12/1/2026	$325,017	(c)
585,000	5.00%, due 12/1/2029	563,297	(c)
785,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	805,614	(c)
2,260,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	2,260,000	(c)
530,000	Korn/Ferry Int'l, 4.63%, due 12/15/2027	539,938	(c)
	McGraw-Hill Ed., Inc.
675,000	5.75%, due 8/1/2028	641,250	(c)
445,000	8.00%, due 8/1/2029	416,075	(c)
	Nielsen Finance LLC/Nielsen Finance Co.
1,755,000	5.63%, due 10/1/2028	1,752,192	(c)
970,000	5.88%, due 10/1/2030	971,775	(c)
320,000	PECF USS Intermediate Holding III Corp., 8.00%, due 11/15/2029	323,200	(c)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
345,000	5.75%, due 4/15/2026	357,558	(c)
990,000	6.25%, due 1/15/2028	986,104	(c)
270,000	Ritchie Bros Holdings, Inc., 4.75%, due 12/15/2031	271,944	(c)
	SRS Distribution, Inc.
475,000	4.63%, due 7/1/2028	459,118	(c)
265,000	6.13%, due 7/1/2029	259,700	(c)(e)
505,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	494,395	(c)
1,630,000	United Rentals N.A., Inc., 3.75%, due 1/15/2032	1,572,339
735,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	747,863	(c)
860,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	882,377	(c)
380,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	375,843	(c)
		24,759,053
Technology Hardware & Equipment 2.8%
925,000	CommScope Finance LLC, 8.25%, due 3/1/2027	905,001	(c)
	CommScope Technologies LLC
1,354,000	6.00%, due 6/15/2025	1,318,811	(c)
1,375,000	5.00%, due 3/15/2027	1,224,479	(c)(e)
	CommScope, Inc.
660,000	7.13%, due 7/1/2028	615,450	(c)
305,000	4.75%, due 9/1/2029	292,169	(c)
545,000	Imola Merger Corp., 4.75%, due 5/15/2029	530,269	(c)
		4,886,179
Telecom - Wireline Integrated & Services 12.5%
2,355,000	Altice France Holding SA, 6.00%, due 2/15/2028	2,149,291	(c)
	Altice France SA
1,960,000	8.13%, due 2/1/2027	2,072,916	(c)
675,000	5.50%, due 1/15/2028	643,882	(c)
	Consolidated Communications, Inc.
540,000	5.00%, due 10/1/2028	523,233	(c)(e)
500,000	6.50%, due 10/1/2028	514,850	(c)
	Frontier Communications Corp.
3,215,000	5.88%, due 10/15/2027	3,310,485	(c)
235,000	6.75%, due 5/1/2029	235,588	(c)
1,145,000	5.88%, due 11/1/2029	1,102,417
650,000	6.00%, due 1/15/2030	627,380	(c)
	Iliad Holding SASU
250,000	6.50%, due 10/15/2026	253,158	(c)
225,000	7.00%, due 10/15/2028	228,737	(c)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Level 3 Financing, Inc.
$1,845,000	4.63%, due 9/15/2027	$1,835,959	(c)
1,395,000	3.75%, due 7/15/2029	1,272,937	(c)
	Lumen Technologies, Inc.
1,340,000	4.50%, due 1/15/2029	1,227,949	(c)
1,275,000	5.38%, due 6/15/2029	1,208,815	(c)
	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
615,000	6.00%, due 2/15/2028	578,285	(c)(e)
375,000	10.75%, due 6/1/2028	407,198	(c)
800,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	754,080	(c)
2,115,000	Virgin Media Vendor Financing Notes IV Designated Activity Co., 5.00%, due 7/15/2028	1,993,387	(c)
645,000	Zayo Group Holdings, Inc., 6.13%, due 3/1/2028	608,493	(c)
		21,549,040
Theaters & Entertainment 1.7%
230,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	231,849	(c)(j)
	Live Nation Entertainment, Inc.
655,000	6.50%, due 5/15/2027	704,990	(c)
1,930,000	4.75%, due 10/15/2027	1,901,542	(c)
		2,838,381
	Total Corporate Bonds (Cost $249,903,149)	245,748,574

Convertible Bonds 1.2%
Media 1.2%
2,242,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $2,071,157)	2,086,830
Asset-Backed Securities 4.2%
500,000	AIG CLO Ltd., Ser. 2019-2A, Class ER, (3M USD LIBOR + 6.40%), 6.66%, due 10/25/2033	495,126	(a)(c)
500,000	Ares LIV CLO Ltd., Ser. 2019-54A, Class E, (3M USD LIBOR + 7.34%), 7.58%, due 10/15/2032	501,170	(a)(c)
500,000	Balboa Bay Loan Funding Ltd., Ser. 2021-2A, Class E, (3M USD LIBOR + 6.60%), 6.81%, due 1/20/2035	492,730	(a)(c)
250,000	Barings CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 6.24%, due 7/18/2029	248,072	(a)(c)
500,000	Carlyle U.S. CLO Ltd., Ser. 2020-2A, Class DR, (3M USD LIBOR + 6.70%), 6.96%, due 1/25/2035	495,105	(a)(c)
500,000	Catskill Park CLO Ltd., Ser. 2017-1A, Class D, (3M USD LIBOR + 6.00%), 6.25%, due 4/20/2029	495,151	(a)(c)
350,000	Cedar Funding X CLO Ltd., Ser. 2019-10A, Class ER, (3M USD LIBOR + 6.50%), 6.75%, due 10/20/2032	349,989	(a)(c)
250,000	Crown City CLO II, Ser. 2020-2A, Class D, (3M USD LIBOR + 7.17%), 7.42%, due 1/20/2032	250,634	(a)(c)
250,000	Galaxy XXIV CLO Ltd., Ser. 2017-24A, Class E, (3M USD LIBOR + 5.50%), 5.74%, due 1/15/2031	238,525	(a)(c)
1,000,000	Magnetite XV Ltd., Ser. 2015-15A, Class ER, (3M USD LIBOR + 5.20%), 5.46%, due 7/25/2031	956,237	(a)(c)
500,000	OCP CLO Ltd., Ser. 2019-17A, Class ER, (3M USD LIBOR + 6.50%), 6.75%, due 7/20/2032	499,004	(a)(c)
1,000,000	Octagon Investment Partners 48 Ltd., Ser. 2020-3A, Class ER, (3M USD LIBOR + 6.70%), 6.83%, due 10/20/2034	990,253	(a)(c)
1,000,000	Parallel 2021-2 Ltd., Ser. 2021-2A, Class D, (3M USD LIBOR + 7.20%), 7.32%, due 10/20/2034	968,266	(a)(c)
250,000	Voya CLO Ltd., Ser. 2019-2A, Class E, (3M USD LIBOR + 6.60%), 6.85%, due 7/20/2032	248,718	(a)(c)
	Total Asset-Backed Securities (Cost $7,100,705)	7,228,980

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Short-Term Investments 6.2%
Investment Companies 6.2%
710,015	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(k)	$710,015	(d)
9,871,495	State Street Navigator Securities Lending Government Money Market Portfolio, 0.04%(k)	9,871,495	(l)
	Total Short-Term Investments (Cost $10,581,510)	10,581,510
	Total Investments 158.3% (Cost $276,251,799)	272,253,760

	Liabilities Less Other Assets (14.1)%	(24,229,293	)(m)
	Liquidation Preference of Mandatory Redeemable Preferred Shares (44.2)%	(76,000,000)
	Net Assets Applicable to Common Stockholders 100.0%	$172,024,467

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2022 and changes periodically.
(b)	The stated interest rates represent the range of rates at January 31, 2022 of the underlying contracts within the Loan Assignment.
(c)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2022, these securities amounted to $219,275,004, which represents 127.5% of net assets applicable to common stockholders of the Fund.
(d)	All or a portion of this security is segregated in connection with obligations for swap contracts and/or when-issued securities with a total value of $2,030,021.
(e)	The security or a portion of this security is on loan at January 31, 2022. Total value of all such securities at January 31, 2022 amounted to $9,690,530 for the Fund.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Payment-in-kind (PIK) security.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2022.
(j)	When-issued security. Total value of all such securities at January 31, 2022 amounted to $1,956,704, which represents 1.1% of net assets applicable to common stockholders of the Fund.
(k)	Represents 7-day effective yield as of January 31, 2022.
(l)	Represents investment of cash collateral received from securities lending.
(m)	Includes the impact of the Fund's open positions in derivatives at January 31, 2022.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$228,972,213	133.1%
Cayman Islands	9,792,892	5.7%
Canada	5,787,353	3.4%
United Kingdom	4,231,150	2.5%
France	3,198,693	1.9%
Zambia	2,720,263	1.6%
Luxembourg	2,149,291	1.2%
Germany	1,766,430	1.0%
Ireland	765,386	0.4%
Netherlands	711,666	0.4%
Switzerland	660,844	0.4%
Finland	583,099	0.3%
Spain	332,970	0.2%
Liquidation Preference of Mandatory Redeemable Preferred Shares	(76,000,000)	(44.2)%
Short-Term Investments and Other Liabilities-Net	(13,647,783)	(7.9)%
	$172,024,467	100.0%

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

Derivative Instruments

Interest rate swap contracts ("interest rate swaps")

At January 31, 2022, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount		Fund Receives/Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	USD	25,000,000	Receive	3M LIBOR	0.29%	3M/6M	6/21/2023	$267,626	$(1,812)	$265,814
CME	USD	20,000,000	Receive	3M LIBOR	0.33%	3M/6M	7/3/2023	208,512	(1,675)	206,837
Total								$476,138	$(3,487)	$472,651

At January 31, 2022, the Fund had $341,000 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Loan Assignments(a)	$—	$6,607,866	$—	$6,607,866
Corporate Bonds(a)	—	245,748,574	—	245,748,574
Convertible Bonds(a)	—	2,086,830	—	2,086,830
Asset-Backed Securities	—	7,228,980	—	7,228,980
Short-Term Investments	—	10,581,510	—	10,581,510
Total Investments	$—	$272,253,760	$—	$272,253,760

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$472,651	$—	$472,651
Total	$—	$472,651	$—	$472,651

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2022

Notes to Schedule of Investments High Yield Strategies Fund Inc.

(Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relative listed bond and preferred stock prices and Other Market Information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund's Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc.

(Unaudited) (cont’d)

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act") Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating the rule.

The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. As of January 31, 2022, the Fund had no outstanding unfunded loan commitments.

Other matters:

Russia’s Invasion of Ukraine: Russia’s invasion of the Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc.

(Unaudited) (cont’d)

Legend

Benchmarks
LIBOR = London Interbank Offered Rate

Currency Abbreviations:
USD = United States Dollar

Clearinghouses:
CME = CME Group, Inc.

Index Periods/Payment Frequencies:
1M = 1 Month
3M = 3 Months
6M = 6 Months

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.